Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 02, 2012
Allianz RCM Short Duration High Income Fund (Prospectus Summary): | Allianz RCM Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Short Duration High Income Fund
Supplement Text	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 6, 2012
to the Statutory Prospectus for Class A and C Shares of Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)

Disclosure Relating to the Allianz RCM Short Duration High Income Fund

      New Sales Charge Schedule

     The Board of Trustees of the Allianz RCM Short Duration High Income Fund (the “Fund”) has approved a new sales charge schedule for the Class A shares of the Fund. Effective July 2, 2012, the following sales charge schedule will be implemented:

	Sales Charge as % of Net		Sales Charge as % of
Amount of Purchase	Amount Invested		Public Offering Price
$0-$99,999	2.25%		2.00%
$100,000-$249,999	1.25%		1.00%
$250,000 +	0.00	%(1)	0.50%

(1)

Investors who purchase $250,000 or more of the Fund’s Class A Shares (and thus pay no initial sales charge) may be subject to a CDSC of 1% if they redeem such shares during the first 18 months after their purchase.

     In addition, the maximum allowable single purchase of Class C shares will be limited to $249,999 effective July 2, 2012.

Allianz RCM Short Duration High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHAX
Allianz RCM Short Duration High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASHCX